Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA GOVERNMENT MONEY MARKET PORTFOLIO
Voya Government Money Market Portfolio
(the “Portfolio”)
Supplement dated September 22, 2026
to the Portfolio’s current Summary Prospectus and Prospectus, each dated May 1, 2026
(each a “Prospectus” and collectively, the “Prospectuses”)
Effective immediately, the Prospectuses are revised as follows:
1.Footnote number 2 of the sub-section of the Prospectus entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:
2.Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.40% for Class I shares through May 1, 2027 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Government Money Market Portfolio (the “Trust”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

Voya Government Money Market Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA GOVERNMENT MONEY MARKET PORTFOLIO
Voya Government Money Market Portfolio
(the “Portfolio”)
Supplement dated September 22, 2026
to the Portfolio’s current Summary Prospectus and Prospectus, each dated May 1, 2026
(each a “Prospectus” and collectively, the “Prospectuses”)
Effective immediately, the Prospectuses are revised as follows:
1.Footnote number 2 of the sub-section of the Prospectus entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:
2.Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.40% for Class I shares through May 1, 2027 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Government Money Market Portfolio (the “Trust”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.